Stock Incentive Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	825,000
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 7.39584517950277
Vested, shares	(211,000)
Vested, Weighted Average Grant Date Fair Value	6.96419770815036
Granted, shares	332,000
Granted, Weighted Average Grant Date Fair Value	$ 11.11
Terminated, shares	(97,000)
Terminated, Weighted Average Grant Date Fair Value	$ 7.28697783865055
Ending Balance, Non-vested, shares	849,000
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	8.96891965202733
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	508,000
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	44.9101301515879
Vested, shares	(228,000)
Vested, Weighted Average Grant Date Fair Value	47.3810521027904
Granted, shares	404,000
Granted, Weighted Average Grant Date Fair Value	$ 57.3139957949416
Terminated, shares	(83,000)
Terminated, Weighted Average Grant Date Fair Value	$ 42.7520740901318
Ending Balance, Non-vested, shares	601,000
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 52.6012620251945